Risk/Return Detail Data - FidelitySimplicityRMDFunds-RetailComboPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Income Fund
FidelitySimplicityRMDFunds-RetailComboPRO | Fidelity Simplicity RMD 2020 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity Simplicity RMD 2020 Fund℠
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Simplicity RMD 2020 Fund ℠ seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23 % of the average value of its portfolio.
Portfolio Turnover, Rate	23.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity ® systematic withdrawal plan. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan. Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income FundSM, approximately 10 to 20 years after the year 2020. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective. As of August 1, 2024, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 28% International Equity Funds 18% International Bond Funds 5% U.S. Investment Grade Bond Funds 32% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 8% Short-Term Inflation-Protected Bond Funds 3% Short-Term Funds 2% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Designed for investors approaching required minimum distribution (RMD) age and above who turned age 70 in or within a few years of 2020 (horizon date) and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Code and related regulations). The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Code. However, shareholders may invest in the fund and not participate in the plan. Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate. When the neutral asset allocation of a fund matches Fidelity ® Simplicity RMD Income Fund's neutral asset allocation (approximately 10 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Simplicity RMD Income Fund SM , without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Simplicity RMD Income Fund SM . Proposed Reorganization. The Board of Trustees of Fidelity Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Simplicity RMD 2020 Fund ℠ and Fidelity Freedom ® Blend 2020 Fund pursuant to which Fidelity Simplicity RMD 2020 Fund ℠ would be reorganized on a tax-free basis with and into the retail class of Fidelity Freedom ® Blend 2020 Fund. As a result, shareholders of Fidelity Simplicity RMD 2020 Fund ℠ would receive shares of Fidelity Freedom ® Blend 2020 Fund. The Agreement provides for the transfer of all of the assets of Fidelity Simplicity RMD 2020 Fund ℠ in exchange for shares of Fidelity Freedom ® Blend 2020 Fund equal in value to the net assets of Fidelity Simplicity RMD 2020 Fund ℠ and the assumption by Fidelity Freedom ® Blend 2020 Fund of all of the liabilities of Fidelity Simplicity RMD 2020 Fund ℠ . After the exchange, Fidelity Simplicity RMD 2020 Fund ℠ will distribute Fidelity Freedom ® Blend 2020 Fund shares to its shareholders pro rata, in liquidation of Fidelity Simplicity RMD 2020 Fund ℠ . As a result, shareholders of Fidelity Simplicity RMD 2020 Fund ℠ will become shareholders of Fidelity Freedom ® Blend 2020 Fund (these transactions are collectively referred to as the "Reorganization"). A Special Meeting (a "Meeting") of the Shareholders of Fidelity Simplicity RMD 2020 Fund ℠ is expected to be held during the fourth quarter of 2024 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Simplicity RMD 2020 Fund ℠ in advance of the Meeting. If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about January 10, 2025. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter. In connection with seeking shareholder approval of the Agreement, effective the close of business on August 8, 2024, new positions in Fidelity Simplicity RMD 2020 Fund ℠ may no longer be opened. Shareholders of Fidelity Simplicity RMD 2020 Fund ℠ on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of Fidelity Simplicity RMD 2020 Fund ℠ on August 8, 2024 generally will not be allowed to buy shares of Fidelity Simplicity RMD 2020 Fund ℠ except that new Fidelity Simplicity RMD 2020 Fund ℠ positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if Fidelity Simplicity RMD 2020 Fund ℠ had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by August 8, 2024, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included Fidelity Simplicity RMD 2020 Fund ℠ in their discretionary account program since August 8, 2024, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 4) by a portfolio manager of Fidelity Simplicity RMD 2020 Fund ℠ , and 5) by a fee deferral plan offered to trustees of certain Fidelity funds, if Fidelity Simplicity RMD 2020 Fund ℠ is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of Fidelity Simplicity RMD 2020 Fund ℠ before an investment is accepted. Effective after the close of business on or about January 9, 2025, new positions in Fidelity Simplicity RMD 2020 Fund ℠ may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until Fidelity ® Simplicity RMD 2020 Fund's Reorganization takes place. If shareholder approval of the Agreement cannot be achieved for Fidelity Simplicity RMD 2020 Fund ℠ , the Board of Trustees has approved a plan of liquidation for Fidelity Simplicity RMD 2020 Fund ℠ . Prior to such liquidation Fidelity ® Simplicity RMD 2020 Fund's assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Freedom ® Blend 2020 Fund please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	4.96%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	11.29%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(11.05%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySimplicityRMDFunds-RetailComboPRO | Fidelity Simplicity RMD 2020 Fund | Fidelity Simplicity RMD 2020 Fund
Risk/Return:
Management fee	0.55%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.55%
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689
2014	5.81%
2015	0.07%
2016	7.08%
2017	13.94%
2018	(4.72%)
2019	16.68%
2020	12.63%
2021	7.74%
2022	(15.96%)
2023	13.15%
FidelitySimplicityRMDFunds-RetailComboPRO | Fidelity Simplicity RMD 2020 Fund | Return Before Taxes | Fidelity Simplicity RMD 2020 Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	13.15%
Past 5 years	6.13%
Past 10 years	5.18%
FidelitySimplicityRMDFunds-RetailComboPRO | Fidelity Simplicity RMD 2020 Fund | After Taxes on Distributions | Fidelity Simplicity RMD 2020 Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	12.23%
Past 5 years	4.78%
Past 10 years	3.77%
FidelitySimplicityRMDFunds-RetailComboPRO | Fidelity Simplicity RMD 2020 Fund | After Taxes on Distributions and Sales | Fidelity Simplicity RMD 2020 Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	7.93%
Past 5 years	4.44%
Past 10 years	3.72%
FidelitySimplicityRMDFunds-RetailComboPRO | Fidelity Simplicity RMD 2020 Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
FidelitySimplicityRMDFunds-RetailComboPRO | Fidelity Simplicity RMD 2020 Fund | IXZNM
Risk/Return:
Label	Fidelity Simplicity RMD 2020 Composite Index℠
Past 1 year	13.07%
Past 5 years	6.08%
Past 10 years	5.46%

[1]	A Adjusted to reflect current fees.